DERIVATIVE INSTRUMENTS	12 Months Ended
Dec. 31, 2019
Derivative Instruments and Hedging Activities Disclosure [Abstract]
DERIVATIVE INSTRUMENTS
DERIVATIVE INSTRUMENTS
The Company uses equity-indexed options and futures to hedge its exposure to equity-linked crediting rates on life products. As of December 31, 2019, the market value of the net option positions was $15.1 million and the futures cash margin position was $13.1 million. As of December 31, 2018, the market value of the net option positions was $12.4 million and futures cash margin position was $6.3 million. These positions generated realized gains of $81.8 million in 2019 and $5.8 million in 2018 and and $41.8 million in 2017, and generated unrealized gains of $14.1 million in 2019 and unrealized losses of $40.0 million in 2018 and unrealized gains of $20.5 million in 2017, respectively.
None of the derivatives used in these programs were designated as qualifying hedges under the guidance for derivatives and hedging. All derivatives are valued at fair value.
The Company does not hedge variable annuities under SSAP No. 108.

The table below summarizes the market value of the Company’s financial instruments.

	Assets		Liabilities
	2019	2018	2019	2018
	(in millions)
Equity options	18.0	13.3	2.9	0.9
Total	$18.0	$13.3	$2.9	$0.9

At December 31, 2019 and 2018, the notional amounts were $431.1 million and $254.6 million, respectively.